Significant Accounting Policies (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Redeemable Class A [Member]
Significant Accounting Policies (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock (Parentheticals) [Line Items]
Diluted net (loss) income per share	$ (1.32)	$ 0.44
Non-redeemable Class A and Class B [Member]
Significant Accounting Policies (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock (Parentheticals) [Line Items]
Diluted net (loss) income per share	$ 0.29	$ 0.3